Operating segments (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Information About Reportable Segments
(a)	Information about reportable segments:

Year ended March 31, 2020:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales, royalties and other revenues	$21,278,218	$8,075,070	$224,516	$29,577,804
Gross profit (loss)	6,573,249	(8,636,212)	224,516	(1,838,447)

Research and development expenses net of credits and grants	(456,659)	(2,413,838)		(2,870,497)
Selling, general and administrative expenses	(11,241,606)	(18,830,149)		(30,071,755)
Impairment loss on goodwill	(3,467,000)	(82,081,266)		(85,548,266)
Segment income (loss) before contingent consideration and corporate expenses	(8,592,016)	(111,961,465)	224,516	(120,328,965)

Change in fair value of contingent consideration	—	97,208,166		97,208,166
Segment income (loss) before corporate expenses	(8,592,016)	(14,753,299)	224,516	(23,120,799)

Unallocated costs:
Corporate general and administrative expenses			(34,592,634)	(34,592,634)
Net finance income			1,451,511	1,451,511
Income tax expense			(4,601,340)	(4,601,340)
Net loss				(60,863,262)

Depreciation and amortization	(674,776)	(7,212,875)	(496,585)	(8,384,236)
Stock-based compensation	(489,960)	(1,243,401)	(14,861,227)	(16,594,588)
Reportable segment assets	18,030,922	132,284,082	18,460,943	168,775,947
Reportable segment goodwill	3,283,626	39,049,548	—	42,333,174
Reportable segment liabilities	6,695,013	9,987,632	8,463,009	25,145,654

Year ended March 31, 2019:

	Nutraceutical	Cannabis	Corporate	Total

Revenue from external sales and royalties	$24,429,592	$12,450		$24,442,042
Gross profit	7,601,998	12,450		7,614,448

Research and development expenses net of credits and grants	(488,152)	(6,723,401)		(7,211,553)
Selling, general and administrative expenses	(4,524,704)	(1,846,031)		(6,370,735)
Segment income (loss) before corporate expenses	2,589,142	(8,556,982)		(5,967,840)

Unallocated costs:
Corporate general and administrative expenses			$(8,914,981)	(8,914,981)
Litigation provisions			(7,930,383)	(7,930,383)
Net finance income			(208,484)	(208,484)
Income tax expense			(170,011)	(170,011)
Net loss				(23,191,699)

Depreciation and amortization	(718,519)	(2,125,727)	(212,076)	(3,056,322)
Stock-based compensation	(492,133)	(1,046,415)	(2,173,867)	(3,712,415)
Reportable segment assets	21,007,447	50,980,849	18,232,279	90,220,575
Reportable segment goodwill	6,750,626	—	—	6,750,626
Reportable segment liabilities	7,330,354	3,150,146	10,755,149	21,235,649

Summary of Sales Revenue Derived from Sales of Goods
(b)	The Corporation derives sales revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

Summary of Revenue from Sales Based on Destination

	Year ended					Year ended
	March 31, 2020					March 31, 2019
	Nutraceutical	Cannabis	Royalties	Corporate	Total revenues	Nutraceutical	Royalties	Total revenues

Canada	$8,859,621	$5,375,057	$66,376	$224,516	$14,525,570	$8,606,834	$25,210	$8,632,044
United States	10,671,733	2,700,013	1,564,341	—	14,936,087	12,513,336	1,253,816	13,767,152
Other countries	116,147	—	—	—	116,147	2,042,846	—	2,042,846
	$19,647,501	$8,075,070	$1,630,717	$224,516	$29,577,804	$23,163,016	$1,279,026	$24,442,042

Revenue is attributed to geographical locations based on the origin of customers’ location.

The Corporation’s property plant and equipment located in Canada are in the amount of $54,842,682 and the property plant and equipment located in the United States of America are in the amount of $5,815,892.